Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	€ 6,889	€ 8,372	€ 12,263
Investments	157,831	156,541
Investments for account of policyholders	250,953	224,172	226,374
Investments in joint ventures	1,743	1,376	1,983
Investments in associates	1,289	1,264	363
Deferred expenses	10,503	8,799	10,806
Other assets	39,044	43,290
Assets	468,252	443,814	439,769
Liabilities
Insurance contracts	124,422	122,146	122,885
Insurance contracts for account of policyholders	149,323	135,441
Investment contracts	21,767	21,075	18,594
Investment contracts for account of policyholders	104,592	91,624	93,826
Other liabilities	41,776	48,867
Total liabilities	441,881	419,153	€ 415,336
Americas [member]
Assets
Cash and cash equivalents	1,127	903
Investments	80,938	77,431
Investments for account of policyholders	115,596	104,374
Investments in joint ventures	56	0
Investments in associates	0	60
Deferred expenses	9,052	7,555
Other assets	27,268	26,552
Assets	234,037	216,875
Liabilities
Insurance contracts	74,967	69,392
Insurance contracts for account of policyholders	83,316	76,506
Investment contracts	9,804	8,156
Investment contracts for account of policyholders	32,280	27,868
Other liabilities	17,382	19,265
Total liabilities	217,750	201,188
The Netherlands [member]
Assets
Cash and cash equivalents	3,718	5,689
Investments	66,384	68,561
Investments for account of policyholders	25,673	25,603
Investments in joint ventures	343	327
Investments in associates	1,103	1,004
Deferred expenses	235	136
Other assets	9,318	13,642
Assets	106,775	114,962
Liabilities
Insurance contracts	40,547	44,242
Insurance contracts for account of policyholders	25,294	25,085
Investment contracts	11,767	12,732
Investment contracts for account of policyholders	2,273	2,473
Other liabilities	19,875	24,249
Total liabilities	99,757	108,780
United Kingdom [member]
Assets
Cash and cash equivalents	210	257
Investments	1,876	1,994
Investments for account of policyholders	108,713	93,240
Investments in joint ventures	0	0
Investments in associates	9	8
Deferred expenses	825	819
Other assets	2,125	2,664
Assets	113,758	98,982
Liabilities
Insurance contracts	1,490	1,458
Insurance contracts for account of policyholders	39,955	33,078
Investment contracts	194	185
Investment contracts for account of policyholders	69,819	61,092
Other liabilities	799	1,614
Total liabilities	112,257	97,427
Asset management [member]
Assets
Cash and cash equivalents	311	374
Investments	296	208
Investments for account of policyholders	0	0
Investments in joint ventures	368	204
Investments in associates	151	151
Other assets	199	171
Assets	1,326	1,109
Liabilities
Other liabilities	540	515
Total liabilities	540	515
Holding and other activities [member]
Assets
Cash and cash equivalents	1,242	938
Investments	21	108
Investments for account of policyholders	0	0
Investments in joint ventures	39	0
Investments in associates	20	21
Other assets	31,733	33,252
Assets	33,056	34,319
Liabilities
Other liabilities	6,685	9,658
Total liabilities	6,685	9,658
International [member]
Assets
Cash and cash equivalents	282	211
Investments	8,315	8,238
Investments for account of policyholders	974	959
Investments in joint ventures	936	846
Investments in associates	18	35
Deferred expenses	391	289
Other assets	2,064	1,905
Assets	12,979	12,482
Liabilities
Insurance contracts	9,028	8,542
Insurance contracts for account of policyholders	758	772
Investment contracts	2	2
Investment contracts for account of policyholders	220	191
Other liabilities	518	573
Total liabilities	10,526	10,080
Eliminations [member]
Assets
Investments	0	0
Investments for account of policyholders	(4)	(3)
Investments in joint ventures	0	0
Investments in associates	(12)	(15)
Other assets	(33,663)	(34,896)
Assets	(33,679)	(34,914)
Liabilities
Insurance contracts	(1,611)	(1,488)
Other liabilities	(4,022)	(7,007)
Total liabilities	€ (5,633)	€ (8,495)